Obligations under capital leases (Tables)	12 Months Ended
Dec. 31, 2015
Obligations under capital leases [Abstract]
Schedule of Capital Lease Obligations
	December 31,2015						December 31,2014
	RMB	US$	RMB	US$	RMB	US$	RMB	RMB	RMB
	Present value of the minimum lease payments		Total minimum lease payments		Interest		Present value of the minimum lease payments	Total minimum lease payments	Interest

Within 1 year	302	47	304	47	2	-	8,259	8,555	296
After 1 year but within 2 years	-	-	-	-	-	-	303	306	3
After 2 years but within 3 years	-	-	-	-	-	-	-	-	-
After 3 years	-	-	-		-		-	-	-
	302	47	304	47	2	-	8,562	8,861	299

Less: balance due within one year classified as current liabilities	(302)	(47)					(8,259)
	-	-					303
	December 31,2015	December 31,2014
	RMB	RMB

RMB denominated obligations
Fixed interest rate of 6.49% per annum as of December 31, 2015	302	8,562

	302	8,562